Foreign currency assets and liabilities (Details) $ in Millions		Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Assets
Total assets		$ 189,122	$ 222,667
Liabilities
Total liabilities		409,175	477,213
Argentina [Member]
Assets
Total trade and other receivables	[1]	4,207	2,884
Total investments in financial assets	[1]	4,893	6,502
Total derivative financial instruments	[1]		17
Total cash and cash equivalents	[1]	14,565	16,678
Total assets	[1]	23,665	26,081
Liabilities
Total trade and other payables	[1]	13,496	10,567
Total borrowings	[1]	60,926	51,680
Total derivative financial instruments	[1]	95	39
Total lease liabilities	[1]	8
Total liabilities	[1]	74,877	63,151
Trade And Other Payables [Member]
Liabilities
Total liabilities		31,841	29,033
Borrowings [Member]
Liabilities
Total liabilities		376,159	446,675
Trade And Other Receivables [Member]
Assets
Total assets		64,006	52,554
Derivative Financial Instruments Category [Member] | USD | Trade And Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 187
Exchange rate	[1],[3]	70.460
Derivative Financial Liabilities	[1]	$ 13,191	10,496
Derivative Financial Instruments Category [Member] | USD | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 865
Exchange rate	[1],[3]	70.460
Derivative Financial Liabilities	[1]	$ 60,926	51,680
Derivative Financial Instruments Category [Member] | USD | Lease Liabilities [Member]
Liabilities
Amount	[1],[2]	$ 1
Exchange rate	[1],[3]	70.460
Derivative Financial Liabilities	[1]	$ 8
Derivative Financial Instruments Category [Member] | USD | Related Parties [member] | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 5
Exchange rate	[1],[3]	70.460
Derivative Financial Liabilities	[1]	$ 352	865
Derivative Financial Instruments Category [Member] | Euros | Trade And Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 3
Exchange rate	[1],[3]	87.360
Derivative Financial Liabilities	[1]	$ 305	51
Derivative Financial Instruments Category [Member] | Euros | Borrowings [Member]
Liabilities
Amount	[1],[2]
Exchange rate	[1],[3]
Derivative Financial Liabilities	[1]
Derivative Financial Instruments Category [Member] | Trade And Other Receivables [Member] | USD
Assets
Amount	[1],[2]	$ 43
Peso exchange rate	[1],[3]	70.260
Derivative Financial Assets	[1]	$ 3,015	2,448
Derivative Financial Instruments Category [Member] | Trade And Other Receivables [Member] | Euros
Assets
Amount	[1],[2]	$ 11
Peso exchange rate	[1],[3]	78.867
Derivative Financial Assets	[1]	$ 881	197
Derivative Financial Instruments Category [Member] | Receivable [member] | USD | Related Parties [member]
Assets
Amount	[1],[2]	$ 4
Peso exchange rate	[1],[3]	70.460
Derivative Financial Assets	[1]	$ 311	239
Derivative Financial Instruments Category [Member] | Investments In Financial Assets [Member] | USD
Assets
Amount	[1],[2]	$ 51
Peso exchange rate	[1],[3]	70.260
Derivative Financial Assets	[1]	$ 3,603	4,811
Derivative Financial Instruments Category [Member] | Investments In Financial Assets [Member] | USD | Related Parties [member]
Assets
Amount	[1],[2]		$ 17
Peso exchange rate	[1],[3]		70.460
Derivative Financial Assets	[1]	1,622	$ 1,212
Derivative Financial Instruments Category [Member] | Investments In Financial Assets [Member] | Pounds
Assets
Amount	[1],[2]	$ 1
Peso exchange rate	[1],[3]	86.896
Derivative Financial Assets	[1]	$ 78	69
Derivative Financial Instruments Category [Member] | Derivative Financial Instruments [Member] | USD
Assets
Amount	[1],[2]
Peso exchange rate	[1],[3]	70.260
Derivative Financial Assets	[1]		17
Derivative Financial Instruments Category [Member] | Cash And Cash Equivalents [member] | USD
Assets
Amount	[1],[2]	$ 185
Peso exchange rate	[1],[3]	70.260
Derivative Financial Assets	[1]	$ 13,018	16,575
Derivative Financial Instruments Category [Member] | Cash And Cash Equivalents [member] | Euros
Assets
Amount	[1],[2]	$ 20
Peso exchange rate	[1],[3]	78.867
Derivative Financial Assets	[1]	$ 1,547	103
Derivative Financial Instruments Category [Member] | Payables [member] | USD | Related Parties [member]
Liabilities
Amount	[1],[2]
Exchange rate	[1],[3]	70.460
Derivative Financial Liabilities	[1]		20
Derivative Financial Instruments Category [Member] | Derivative Financial Instruments [Member] | USD
Liabilities
Amount	[1],[2]	$ 1
Exchange rate	[1],[3]	70.460
Derivative Financial Liabilities	[1]	$ 95	$ 39

[1]	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group's functional currency at each year-end.
[2]	Exchange rate as of June 30, of each year according to Banco Nacion Argentina records.
[3]	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 14).